Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)	2 Months Ended	3 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on Beginning	$ 9,500,000	$ 18,050,000	$ 8,930,000
Change in fair value of warrant liability	(570,000)	5,130,000	9,120,000
Fair value at ending	8,930,000	23,180,000	18,050,000
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on Beginning	14,700,000	27,000,000	14,100,000
Change in fair value of warrant liability	(600,000)	6,750,000	12,900,000
Fair value at ending	14,100,000	33,750,000	27,000,000
Total Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Initial measurement on Beginning	24,200,000	45,050,000	23,030,000
Change in fair value of warrant liability	(1,170,000)	11,880,000	22,020,000
Fair value at ending	$ 23,030,000	$ 56,930,000	$ 45,050,000